Benefit Plans 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 66,000	$ 64,000	$ 61,000
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	66,000	64,000	61,000
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	7,579	7,432	7,284
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	7,579	7,432	7,284
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	9,706	9,541	8,969
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	9,706	9,541	8,969
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	10,798	10,166	9,706
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	10,798	10,166	9,706
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Public Service Co of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	3,732	3,626	3,505
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	3,732	3,626	3,505
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	4,890	4,438	3,866
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	4,890	4,438	3,866
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	5,083,000	4,897,000
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	5,205,000	4,991,000	4,807,000
Accumulated Benefit Obligation	5,083,000	4,897,000
Fair Value of Plan Assets	4,696,000	4,303,000	3,858,000
Underfunded Status, Accumulated Benefit Obligation	(387,000)	(594,000)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	108,000
Components of Net Periodic Benefit Cost
Service Cost	76,000	72,000	111,000
Interest Cost	223,000	237,000	253,000
Expected Return on Plan Assets	(319,000)	(314,000)	(312,000)
Curtailment	0	0	0
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	(1,000)	1,000	0
Amortization of Net Actuarial Loss	155,000	122,000	89,000
Net Periodic Benefit Cost	134,000	118,000	141,000
Capitalized Portion	(42,000)	(37,000)	(44,000)
Net Periodic Benefit Cost Recognized as Expense	92,000	81,000	97,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	176,000
Prior Service Cost (Credit)	3,000
Total Estimated 2013 Amortization	179,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	179,000
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	108,000
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	708,667	673,201
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	718,460	681,450	652,219
Accumulated Benefit Obligation	708,667	673,201
Fair Value of Plan Assets	621,570	570,756	512,836
Underfunded Status, Accumulated Benefit Obligation	(87,097)	(102,445)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	11,883
Components of Net Periodic Benefit Cost
Service Cost	7,565	7,199	12,908
Interest Cost	30,211	32,293	33,956
Expected Return on Plan Assets	(41,944)	(41,833)	(43,805)
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	475	917	917
Amortization of Net Actuarial Loss	20,339	16,570	11,842
Net Periodic Benefit Cost	16,646	15,146	15,818
Capitalized Portion	(6,525)	(5,604)	(6,058)
Net Periodic Benefit Cost Recognized as Expense	10,121	9,542	9,760
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	24,305
Prior Service Cost (Credit)	198
Total Estimated 2013 Amortization	24,503
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	24,503
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	11,883
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	603,648	570,023
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	618,973	581,677	560,982
Accumulated Benefit Obligation	603,648	570,023
Fair Value of Plan Assets	552,026	503,926	451,688
Underfunded Status, Accumulated Benefit Obligation	(51,622)	(66,097)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	14,867
Components of Net Periodic Benefit Cost
Service Cost	9,908	9,447	15,284
Interest Cost	26,245	27,726	29,085
Expected Return on Plan Assets	(37,566)	(36,856)	(35,040)
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	407	744	744
Amortization of Net Actuarial Loss	17,569	14,144	10,065
Net Periodic Benefit Cost	16,563	15,205	20,138
Capitalized Portion	(3,114)	(3,163)	(4,028)
Net Periodic Benefit Cost Recognized as Expense	13,449	12,042	16,110
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	20,939
Prior Service Cost (Credit)	195
Total Estimated 2013 Amortization	21,134
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	21,134
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	14,867
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,049,592	1,006,429
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1,068,186	1,020,890	984,089
Accumulated Benefit Obligation	1,049,592	1,006,429
Fair Value of Plan Assets	1,015,115	925,939	799,281
Underfunded Status, Accumulated Benefit Obligation	(34,477)	(80,490)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	8,965
Components of Net Periodic Benefit Cost
Service Cost	11,003	10,230	17,254
Interest Cost	45,194	48,350	51,900
Expected Return on Plan Assets	(68,401)	(65,464)	(69,077)
Curtailment	0	0	0
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	743	1,474	1,474
Amortization of Net Actuarial Loss	30,439	24,828	18,150
Net Periodic Benefit Cost	18,978	19,418	19,701
Capitalized Portion	(7,060)	(6,932)	(6,843)
Net Periodic Benefit Cost Recognized as Expense	11,918	12,486	12,858
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	36,137
Prior Service Cost (Credit)	283
Total Estimated 2013 Amortization	36,420
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	36,420
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	8,965
Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	271,025	270,598
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	279,685	277,448	268,180
Accumulated Benefit Obligation	271,025	270,598
Fair Value of Plan Assets	264,823	245,769	213,576
Underfunded Status, Accumulated Benefit Obligation	(6,202)	(24,829)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	6,089
Components of Net Periodic Benefit Cost
Service Cost	5,951	5,760	6,052
Interest Cost	12,301	13,285	14,888
Expected Return on Plan Assets	(18,015)	(17,464)	(19,739)
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	(948)	(950)	(950)
Amortization of Net Actuarial Loss	8,206	6,757	5,188
Net Periodic Benefit Cost	7,495	7,388	5,439
Capitalized Portion	(2,533)	(2,379)	(1,806)
Net Periodic Benefit Cost Recognized as Expense	4,962	5,009	3,633
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	9,464
Prior Service Cost (Credit)	297
Total Estimated 2013 Amortization	9,761
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	9,761
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	6,089
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	274,958	271,032
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	285,560	277,594	267,206
Accumulated Benefit Obligation	274,958	271,032
Fair Value of Plan Assets	279,699	255,861	224,618
Underfunded Status, Accumulated Benefit Obligation		(15,171)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	11,345
Components of Net Periodic Benefit Cost
Service Cost	7,099	6,573	7,046
Interest Cost	12,537	13,331	15,093
Expected Return on Plan Assets	(18,866)	(18,380)	(19,489)
Amortization of Transition Obligation	0	0	0
Amortization of Prior Service Cost (Credit)	(793)	(795)	(796)
Amortization of Net Actuarial Loss	8,330	6,759	5,242
Net Periodic Benefit Cost	8,307	7,488	7,096
Capitalized Portion	(2,924)	(2,636)	(2,406)
Net Periodic Benefit Cost Recognized as Expense	5,383	4,852	4,690
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	9,662
Prior Service Cost (Credit)	350
Total Estimated 2013 Amortization	10,012
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	10,012
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	11,345
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2013	340,000
2014	349,000
2015	356,000
2016	359,000
2017	364,000
Years 2018 to 2022, in Total	1,844,000
Pension Plans [Member] | Pension Payments [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	45,750
2014	47,455
2015	46,625
2016	47,604
2017	48,367
Years 2018 to 2022, in Total	245,312
Pension Plans [Member] | Pension Payments [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	36,365
2014	36,958
2015	38,694
2016	39,469
2017	40,350
Years 2018 to 2022, in Total	213,444
Pension Plans [Member] | Pension Payments [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	72,470
2014	73,771
2015	73,945
2016	75,347
2017	75,575
Years 2018 to 2022, in Total	370,934
Pension Plans [Member] | Pension Payments [Member] | Public Service Co of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2013	20,560
2014	21,772
2015	22,310
2016	22,297
2017	22,347
Years 2018 to 2022, in Total	110,866
Pension Plans [Member] | Pension Payments [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	21,004
2014	22,223
2015	22,352
2016	22,278
2017	23,162
Years 2018 to 2022, in Total	114,257
Other Postretirement Benefit Plans [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1,849,000	2,227,000	2,125,000
Fair Value of Plan Assets	1,568,000	1,410,000	1,461,000
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	4,000
Components of Net Periodic Benefit Cost
Service Cost	47,000	42,000	47,000
Interest Cost	103,000	109,000	113,000
Expected Return on Plan Assets	(101,000)	(109,000)	(105,000)
Curtailment	0	1,000	0
Amortization of Transition Obligation	1,000	2,000	27,000
Amortization of Prior Service Cost (Credit)	(18,000)	(1,000)	0
Amortization of Net Actuarial Loss	57,000	29,000	29,000
Net Periodic Benefit Cost	89,000	73,000	111,000
Capitalized Portion	(28,000)	(22,000)	(35,000)
Net Periodic Benefit Cost Recognized as Expense	61,000	51,000	76,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	64,000
Prior Service Cost (Credit)	(69,000)
Total Estimated 2013 Amortization	(5,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(5,000)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	4,000
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	348,990	395,482	383,152
Fair Value of Plan Assets	267,758	229,735	243,771
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	3,079
Components of Net Periodic Benefit Cost
Service Cost	5,387	4,983	5,722
Interest Cost	18,462	19,468	20,300
Expected Return on Plan Assets	(16,753)	(17,985)	(17,628)
Amortization of Transition Obligation	780	1,167	5,244
Amortization of Prior Service Cost (Credit)	(2,862)	(171)	0
Amortization of Net Actuarial Loss	10,526	5,839	5,410
Net Periodic Benefit Cost	15,540	13,301	19,048
Capitalized Portion	(6,092)	(4,921)	(7,295)
Net Periodic Benefit Cost Recognized as Expense	9,448	8,380	11,753
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	12,114
Prior Service Cost (Credit)	(10,050)
Total Estimated 2013 Amortization	2,064
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	2,064
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	3,079
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	218,553	277,353	266,742
Fair Value of Plan Assets	194,128	181,237	188,690
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	315
Components of Net Periodic Benefit Cost
Service Cost	6,621	6,119	6,750
Interest Cost	12,785	13,610	14,164
Expected Return on Plan Assets	(12,847)	(13,886)	(13,397)
Amortization of Transition Obligation	132	188	2,814
Amortization of Prior Service Cost (Credit)	(2,383)	(237)	0
Amortization of Net Actuarial Loss	7,050	3,566	3,526
Net Periodic Benefit Cost	11,358	9,360	13,857
Capitalized Portion	(2,135)	(1,947)	(2,771)
Net Periodic Benefit Cost Recognized as Expense	9,223	7,413	11,086
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	7,624
Prior Service Cost (Credit)	(9,421)
Total Estimated 2013 Amortization	(1,797)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(1,797)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	315
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	466,290	519,892	506,255
Fair Value of Plan Assets	366,301	311,836	333,198
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	1,027
Components of Net Periodic Benefit Cost
Service Cost	8,748	7,827	8,187
Interest Cost	24,189	25,497	26,498
Expected Return on Plan Assets	(22,555)	(24,514)	(24,092)
Curtailment	0	605	0
Amortization of Transition Obligation	104	150	6,642
Amortization of Prior Service Cost (Credit)	(3,873)	(212)	0
Amortization of Net Actuarial Loss	13,669	7,298	6,877
Net Periodic Benefit Cost	20,282	16,651	24,112
Capitalized Portion	(7,545)	(5,944)	(8,334)
Net Periodic Benefit Cost Recognized as Expense	12,737	10,707	15,778
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	16,198
Prior Service Cost (Credit)	(12,922)
Total Estimated 2013 Amortization	3,276
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	3,276
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	1,027
Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	99,680	125,164	116,935
Fair Value of Plan Assets	90,521	83,090	83,917
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	0
Components of Net Periodic Benefit Cost
Service Cost	2,836	2,621	2,815
Interest Cost	5,797	6,046	6,360
Expected Return on Plan Assets	(5,922)	(6,264)	(6,110)
Amortization of Transition Obligation	0	0	2,805
Amortization of Prior Service Cost (Credit)	(1,079)	(75)	0
Amortization of Net Actuarial Loss	3,189	1,553	1,573
Net Periodic Benefit Cost	4,821	3,881	7,443
Capitalized Portion	(1,629)	(1,249)	(2,471)
Net Periodic Benefit Cost Recognized as Expense	3,192	2,632	4,972
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	3,480
Prior Service Cost (Credit)	(4,290)
Total Estimated 2013 Amortization	(810)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(810)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	109,948	145,160	129,726
Fair Value of Plan Assets	99,846	96,364	93,097
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2013	0
Components of Net Periodic Benefit Cost
Service Cost	3,324	3,029	3,108
Interest Cost	6,673	6,969	6,940
Expected Return on Plan Assets	(6,795)	(7,200)	(6,646)
Amortization of Transition Obligation	0	0	2,461
Amortization of Prior Service Cost (Credit)	(933)	258	0
Amortization of Net Actuarial Loss	3,659	1,785	1,711
Net Periodic Benefit Cost	5,928	4,841	7,574
Capitalized Portion	(2,087)	(1,704)	(2,568)
Net Periodic Benefit Cost Recognized as Expense	3,841	3,137	5,006
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Net Actuarial Loss	3,838
Prior Service Cost (Credit)	(5,155)
Total Estimated 2013 Amortization	(1,317)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(1,317)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2013	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2013	0
2014	0
2015	0
2016	0
2017	0
Years 2018 to 2022, in Total	2,000
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	243
2014	257
2015	269
2016	278
2017	283
Years 2018 to 2022, in Total	1,452
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	25
2014	24
2015	23
2016	23
2017	22
Years 2018 to 2022, in Total	97
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	41
2014	47
2015	58
2016	65
2017	76
Years 2018 to 2022, in Total	599
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Public Service Co of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2013	0
2014	0
2015	0
2016	0
2017	0
Years 2018 to 2022, in Total	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	0
2014	0
2015	0
2016	0
2017	0
Years 2018 to 2022, in Total	0
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2013	140,000
2014	146,000
2015	153,000
2016	162,000
2017	171,000
Years 2018 to 2022, in Total	990,000
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	26,427
2014	27,549
2015	28,553
2016	29,738
2017	30,834
Years 2018 to 2022, in Total	172,977
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	17,092
2014	17,999
2015	19,150
2016	20,468
2017	21,549
Years 2018 to 2022, in Total	127,047
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	34,561
2014	35,532
2015	36,755
2016	38,435
2017	39,543
Years 2018 to 2022, in Total	224,357
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Public Service Co of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2013	7,821
2014	8,169
2015	8,676
2016	9,239
2017	9,712
Years 2018 to 2022, in Total	56,882
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2013	8,143
2014	8,748
2015	9,233
2016	9,879
2017	10,582
Years 2018 to 2022, in Total	64,145
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	5,001,000	4,808,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	5,001,000	4,808,000
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	708,476	672,967
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	708,476	672,967
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	603,448	569,855
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	603,448	569,855
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,048,796	1,005,608
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,048,796	1,005,608
Qualified Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	269,738	269,230
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	269,738	269,230
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	273,860	269,809
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	273,860	269,809
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	82,000	89,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	82,000	89,000
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	191	234
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	191	234
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	200	168
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	200	168
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	796	821
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	796	821
Nonqualified Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,287	1,368
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,287	1,368
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,098	1,223
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,098	1,223
Fair Value of Plan Assets	0
Underfunded Status, Accumulated Benefit Obligation	(1,098)
Net of Tax AOCI [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	20,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	20,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	88
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	88
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	833
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	833
Net of Tax AOCI [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	11,071
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	11,071
Net of Tax AOCI [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	0
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	1,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	1,000
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	1,277
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	1,277
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	(20)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(20)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	1,740
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	1,740
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	(272)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(272)
Deferred Income Taxes [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	11,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	11,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	48
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	48
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	449
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	449
Deferred Income Taxes [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	5,962
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	5,962
Deferred Income Taxes [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	0
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	1,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	1,000
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	688
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	688
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	(10)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(10)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	937
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	937
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	(146)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(146)
Regulatory Assets [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	148,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	148,000
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	24,367
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	24,367
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	19,852
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	19,852
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	19,387
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	19,387
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	9,761
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	9,761
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	10,012
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	10,012
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	(7,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(7,000)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	99
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	99
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	(1,767)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(1,767)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	599
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	599
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	(810)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	(810)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013
Total Estimated 2013 Amortization	(899)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2013	$ (899)